HIT’s California Impact Investing (Since Inception – 12/31/24)

32	12	$563.6M	12.2M	4,504	$2.8B
Projects	Cities Across California	Invested or Allocated	Hours of Union Construction Work	Units of Housing (43% affordable)	Total Economic Impact

City/ Project Names	Total Units	Affordable Units	Investment/ Allocation	TDC
Alameda	119	119	$5,967,100	$6,563,810
Water Edge	119	119	$5,967,100	$6,563,810
Carmichael	126	126	$4,748,800	$5,223,680
Carmichael Convalescent Hospital	126	126	$4,748,800	$5,223,680
Cloverdale	54	54	$1,543,461	$1,697,807
Cloverdale (Kings Valley)	54	10	$1,543,461	$1,697,807
Los Angeles	157	58	$11,457,624	$72,537,934
Destination Crenshaw	-	-	$8,000,000	$48,557,521
Kilgore Manor	52	10	$1,257,700	$1,383,470
Main Street Housing / Umoja	30	30	$1,016,160	$6,496,943
Rio Vista Village	75	18	$1,183,764	$16,100,000
Menlo Park	138	27	$12,195,000	$13,414,500
Glenwood Inn	138	27	$12,195,000	$13,414,500
National City	94	94	$27,241,874	$85,488,798
Union Tower	94	94	$27,241,874	$85,488,798
Sacramento	350	350	$22,320,000	$24,552,000
Cottage Park Place	175	175	$11,160,000	$12,276,000
Gramercy Court	175	175	$11,160,000	$12,276,000
Salinas	200	200	$16,820,900	$43,348,674
Gabilan Plaza Phase I & II Apartments	200	200	$16,820,900	$43,348,674
San Diego	145	29	$11,664,300	$12,830,730
Woodcrest	145	29	$11,664,300	$12,830,730
San Francisco	2,007	588	$370,242,190	$729,284,950
101 Polk (The Civic)	162	19	$58,084,400	$82,847,679
333 Harrison Apartments	326	49	$70,001,400	$105,000,000
Alemany Plaza (Ocean View Terrace)	400	80	$60,000,000	$96,332,885
Arc Light Apartments	94	19	$32,462,900	$47,948,451
Bernal Gateway	55	55	$5,406,536	$14,300,000
Heritage Homes	148	33	$8,831,062	$29,430,729
Jazzie Collins Apartments (53 Colton)	96	96	$19,058,892	$52,515,971
One Embarcadero South	233	46	$42,000,000	$46,666,667
Potrero Launch Apartments	196	39	$2,585,000	$80,400,000
Putnam-Tompkins/Market Heights	46	46	$2,340,000	$2,574,000
San Cristina	58	58	$17,472,000	$49,334,105
Ventana Residences	193	48	$52,000,000	$121,934,463
San Jose	974	326	$74,598,200	$117,438,153
Almaden Lake Village	250	50	$22,250,000	$24,722,222
Casa del Pueblo Apartments	165	165	$24,982,000	$62,613,111
Country Club Villa	313	62	$17,403,200	$19,143,520
Rincon de los Esteros	246	49	$9,963,000	$10,959,300
San Leandro	140	28	$4,845,700	$5,330,270
Cherry Blossom Inn I	70	14	$4,463,700	$4,910,070
Cherry Blossom Inn II	70	14	$382,000	$420,200
Grand Total	4,504	1,955	$563,645,149	$1,117,711,306

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of December 31, 2024. Economic impact data is in 2023 dollars and all other figures are nominal.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department at 202-331-8055. Investors should read the current prospectus carefully before investing.

The projects shown on this map may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. A complete list of the HIT’s portfolio holdings as of the most recently disclosed month-end is available upon request or on its website at aflcio-hit.com.

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